Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2014	Dec. 29, 2013	Dec. 30, 2012
Currently payable:
U.S. taxes	$ 2,625	$ 594	$ 2,023
International taxes	1,174	1,653	1,277
Total currently payable	3,799	2,247	3,300
Deferred:
U.S. taxes	(258)	(251)	(120)
International taxes	699	(356)	81
Total deferred	441	(607)	(39)
Provision for taxes on income	$ 4,240	$ 1,640	$ 3,261